2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet
Due to related parties							$ 640,701	$ 495,384	$ 139,353
Current liabilities							734,652	585,866	313,575
Accumulated Deficit							(1,560,145)	(1,412,024)	(1,000,703)
Stockholders' Deficiency	$ (488,134)		$ (488,134)		$ (340,013)	$ (78,023)	$ (488,134)	(340,013)	$ (78,023)	$ (189,786)
Statement of Operations:
Mineral option fees	25,000	$ 0	49,988	$ 0	123,913	0
Operating Loss Before Other Income (Expense)	(46,844)	(51,285)	(114,359)	(88,624)	(390,796)	(169,665)
Net Loss For The Year	(33,804)	(56,167)	(148,121)	(97,694)	(411,321)	(118,417)
Statement of Cash Flows
Net loss for the year	(33,804)	(56,167)	(148,121)	(97,694)	(411,321)	(118,417)
Due to related party			49,988	0	123,913	0
Statement of Stockholders' Deficiency
Net loss for the year	(33,804)	$ (56,167)	(148,121)	$ (97,694)	(411,321)	(118,417)
Ending Balance, Amount	$ (488,134)		$ (488,134)		(340,013)	$ (78,023)
As Previously Reported
Balance Sheet
Due to related parties								371,471
Current liabilities								461,953
Accumulated Deficit								(1,288,111)
Stockholders' Deficiency					(216,100)			(216,100)
Statement of Operations:
Mineral option fees					0
Operating Loss Before Other Income (Expense)					(266,883)
Net Loss For The Year					(287,408)
Statement of Cash Flows
Net loss for the year					(287,408)
Due to related party					0
Statement of Stockholders' Deficiency
Net loss for the year					(287,408)
Ending Balance, Amount					(216,100)
Adjustment
Balance Sheet
Due to related parties								123,913
Current liabilities								123,913
Accumulated Deficit								(123,913)
Stockholders' Deficiency					(123,913)			$ (123,913)
Statement of Operations:
Mineral option fees					123,913
Operating Loss Before Other Income (Expense)					(123,913)
Net Loss For The Year					(123,913)
Statement of Cash Flows
Net loss for the year					(123,913)
Due to related party					123,913
Statement of Stockholders' Deficiency
Net loss for the year					(123,913)
Ending Balance, Amount					$ (123,913)